Revenues	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenues
Revenues

The Partnership’s primary source of revenues is chartering its vessels and offshore units to its customers. The Partnership utilizes five primary forms of contracts, consisting of FPSO contracts, contracts of affreightment (or CoAs), time-charter contracts, bareboat charter contracts and voyage charter contracts. During the nine months ended September 30, 2018, the Partnership also generated revenues from the operation of VOC systems on 13 of the Partnership’s shuttle tankers, and the management of three FPSO units, one FSO unit and two shuttle tankers on behalf of third parties who are the disponent owners or charterers of these assets.
FPSO Contracts

Pursuant to an FPSO contract, the Partnership charters an FPSO unit to a customer for a fixed period of time, generally more than one year. The performance obligations within an FPSO contract, which will include the lease of the FPSO unit to the charterer as well as the operation of the FPSO unit, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. Fees relating to the lease and operation of the FPSO (or hire) are typically invoiced monthly in arrears, based on a fixed daily hire amount. In certain FPSO contracts, the Partnership is entitled to a lump sum amount due upon commencement of the contract and may also be entitled to termination fees if the contract is canceled early. While the fixed daily hire amount may be the same over the term of the FPSO contract, in certain cases, the daily hire amount declines over the duration of the FPSO contract. As a result of the Partnership accounting for compensation from such charters on a straight-line basis over the duration of the charter, FPSO contracts where revenues are recognized before the Partnership is entitled to such amounts under the FPSO contracts will result in the Partnership recognizing a contract asset and FPSO contracts where revenues are recognized after the Partnership is entitled to such amounts under the FPSO contracts will result in the Partnership recognizing a contract liability. Some FPSO contacts include variable consideration components in the form of expense adjustments or reimbursements, incentive compensation and penalties. For example, some FPSO contracts contain provisions that allow the Partnership to be compensated for increases in the Partnership's costs to operate the unit during the term of the contract. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or foreign currency rates, or in the form of cost reimbursements for vessel operating expenditures incurred. The Partnership may also earn additional compensation from periodic production tariffs, which are based on the volume of oil produced, the price of oil, as well as other monthly or annual operational performance measures. During periods in which production on the FPSO unit is interrupted, penalties may be imposed. Variable consideration under the Partnership’s contracts is typically recognized as incurred as either such revenues are allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to the distinct period in which such variable consideration was earned. The Partnership does not engage in any specific tactics to minimize residual value risk. Given the uncertainty involved in oil field production estimates and the resulting impact on oil field life, FPSO contracts typically will include extension options or options to terminate early.
Contracts of Affreightment

Voyages performed pursuant to a CoA for the Partnership’s shuttle tankers are priced based on the pre-agreed terms in the CoA. The performance obligations within a voyage performed pursuant to a CoA, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. Consideration for such voyages consists of a fixed daily hire rate for the duration of the voyage, the reimbursement of costs incurred from fuel consumed during the voyage, as well as a fixed lump sum intended to compensate for time necessary for the vessel to return to the field following completion of the voyage. While such consideration is generally fixed, certain sources of variability exist, including variability in the duration of the voyage and the actual quantity of fuel consumed during the voyage. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than two weeks. The Partnership does not engage in any specific tactics to minimize residual value risk due to the short-term nature of the contracts.

Time Charters

Pursuant to a time charter contract, the Partnership charters a vessel or FSO unit to a customer for a fixed period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. In certain long-term time-charters, the fixed daily hire amount will increase on an annual basis by a fixed amount to offset expected increases in operating costs. As a result of the Partnership accounting for compensation from such charters on a straight-line basis over the duration of the charter, such fixed increases in rate will result in revenues being accrued in the first half of the charter and such amount drawn down in the last half of the charter. Some time charters include variable consideration components in the form of expense adjustments or reimbursements, incentive compensation and penalties. For example, certain time charters contain provisions that allow the Partnership to be compensated for increases in the Partnership's costs during the term of the charter. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or in the form of cost reimbursements for vessel operating expenditures or drydocking expenditures. During periods in which the vessels go off-hire or minimum speed and performance metrics are not met, penalties may be imposed. Variable consideration under the Partnership’s contracts is typically recognized as incurred as either such revenues are allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to the distinct period in which such variable consideration was earned. The Partnership does not engage in any specific tactics to minimize residual value risk.
The time charters for the three shuttle tankers servicing the East Coast Canada project can be canceled upon two years' notice. The time charters for four shuttle tankers in Brazil can be extended by up to ten years, at the election of the charterer. The time charters for the vessels servicing the Equinor ASA (or Equinor) (formerly Statoil ASA) North Sea requirements under the terms of a master agreement are one year in length and may be renewed for subsequent one-year periods. The number of vessels required under the terms of the master agreement may be adjusted annually based on the requirements of the fields serviced. The time charter contracts for three FSO units can be extended for periods between five and 12 years or terminated early.
Bareboat Charters

Pursuant to a bareboat charter contract, the Partnership charters a vessel or FSO unit to a customer for a fixed period of time, generally one year or more, at rates that are generally fixed. However, the customer is responsible for operation and maintenance of the vessel with their own crew as well as any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. If the vessel goes off-hire due to a mechanical issue or any other reason, the monthly hire received by the vessel owner is normally not impacted by such events. The performance obligations within a bareboat charter, which will include the lease of the vessel to the charterer, are satisfied as over the duration of such contract, as measured using the time that has elapsed from commencement of the lease. Hire is typically invoiced monthly in advance for bareboat charters, based on a fixed daily hire amount.
Voyage Charters

Voyage charters are charters for a specific voyage. Voyage charters for the Partnership’s shuttle tankers, conventional tankers and towage vessels are priced on a current or “spot” market rate. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Partnership’s voyage charters for shuttle tankers and conventional tankers will normally contain a lease, whereas for towage vessels such contracts will not normally contain a lease. Such determination involves judgment about the decision-making rights the charterer has within the contract. Consideration for such contracts is generally fixed; however, certain sources of variability exist. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. The Partnership does not engage in any specific tactics to minimize residual value risk due to the short-term nature of the contracts.
Management Fees and Other

During the nine months ended September 30, 2018, the Partnership also generated revenues from the operation of VOC systems on 13 of the Partnership’s shuttle tankers, and the management of three FPSO units, one FSO unit and two shuttle tankers on behalf of third parties who are the disponent owners or charterers of these assets. Such services include the arrangement of third party goods and services for the asset’s disponent owner or charterer. The performance obligations within these contracts will typically consist of crewing, technical management, insurance and potentially commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts will generally consist of a fixed monthly management fee, plus the reimbursement of crewing costs for vessels being managed and all operational costs for the VOC systems. Management fees are typically invoiced monthly.

Revenue Table

The following tables contain the Partnership’s revenue for the three and nine months ended September 30, 2018 and 2017, by contract type and by segment:

Three Months Ended September 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
FPSO contracts	118,898	—	—	—	—	—	—	118,898
Contracts of affreightment	—	51,977	—	—	—	—	—	51,977
Time charters	—	72,526	27,855	—	—	—	—	100,381
Bareboat charters	—	9,039	4,002	—	—	—	—	13,041
Voyage charters	—	7,924	—	—	14,954	4,576	—	27,454
Management fees and other	12,346	2,832	729	—	—	—	—	15,907
	131,244	144,298	32,586	—	14,954	4,576	—	327,658

Three Months Ended September 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	116,611	—	—	—	—	—	—	116,611
Contracts of affreightment	—	41,038	—	—	—	—	—	41,038
Time charters	—	75,344	5,662	—	—	2,336	—	83,342
Bareboat charters	—	16,251	4,543	—	—	—	—	20,794
Voyage charters	—	2,916	—	—	11,431	845	(3,351)	11,841
	116,611	135,549	10,205	—	11,431	3,181	(3,351)	273,626

Nine Months Ended September 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	350,315	—	—	—	—	—	—	350,315
Contracts of affreightment	—	140,155	—	—	—	—	—	140,155
Time charters	—	222,218	84,136	—	—	—	—	306,354
Bareboat charters	—	35,720	13,380	—	—	—	—	49,100
Voyage charters	—	21,032	—	—	38,075	14,497	(920)	72,684
Management fees and other	39,220	11,076	2,307	—	—	—	—	52,603
	389,535	430,201	99,823	—	38,075	14,497	(920)	971,211

Nine Months Ended September 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	339,713	—	—	—	—	—	—	339,713
Contracts of affreightment	—	132,300	—	—	—	—	—	132,300
Time charters	—	208,183	18,422	3,916	—	6,864	—	237,385
Bareboat charters	—	55,739	14,070	—	—	—	—	69,809
Voyage charters	—	8,524	—	—	26,558	3,618	(3,351)	35,349
	339,713	404,746	32,492	3,916	26,558	10,482	(3,351)	814,556

(1)	Includes revenues earned between segments of the Partnership, during the nine months ended September 30, 2018 and the three and nine months ended September 30, 2017.

The following table contains the Partnership’s revenue from contracts that do not contain a lease element and the non-lease element of time-charters accounted for as direct financing leases for the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Non-lease revenue - related to sales type or direct financing leases	1,376	1,376	4,083	4,452
Voyage charters - towage	14,954	11,431	38,075	26,558
Management fees and other	15,907	—	52,603	—
Total	32,237	12,807	94,761	31,010

Contract Assets and Liabilities

Certain customer contracts that the Partnership enters into will result in situations where the customer will pay consideration for performance to be provided in the following month or months. These receipts are a contract liability and will be presented as deferred revenue until performance is provided. In other cases, the Partnership will provide performance in the month or months prior to it being entitled to invoice for such performance. This will result in such receipts being reflected as a contract asset that is presented within other current assets. In addition to these short-term timing differences between the timing of revenue recognition and when the entity’s right to consideration in exchange for goods or services is unconditional, the Partnership has long-term charter arrangements whereby it has received payments that are larger in the early periods of the arrangements and long-term charter arrangements whereby it will receive payments that are larger in the latter periods of the arrangements. The following table presents the contract assets and contract liabilities associated with these long-term charter arrangements from contracts with customers on the Partnership’s consolidated balance sheets.

	September 30, 2018	January 1, 2018
	$	$
Contract assets
Current	4,012	—
Non-current	42,113	36,084
	46,125	36,084

Contract liabilities
Current	45,513	46,444
Non-current	146,582	176,755
	192,095	223,199

During the three and nine months ended September 30, 2018, the Partnership recognized revenue of $9.5 million and $28.7 million, respectively, that was included in the contract liability on January 1, 2018.
Contract Costs

In certain cases, the Partnership incurs pre-operational costs that relate directly to a specific customer contract, that generate or enhance resources of the Partnership that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. These costs include costs incurred to mobilize an offshore asset to an oil field, pre-operational costs incurred to prepare for commencement of operations of an offshore asset or costs incurred to reposition a vessel to a location where a charterer will take delivery of the vessel. In certain cases, the Partnership will need to make judgments about whether costs relate directly to a specific customer contract and whether costs were factored into the pricing of a customer contract and thus expected to be recovered. Such deferred costs are amortized into vessel operating expenses over the duration of the customer contract. Amortization of such costs for the Partnership for the three and nine months ended September 30, 2018 was $5.3 million and $14.4 million, respectively, and $1.9 million and $20.6 million, respectively, for the three and nine months ended September 30, 2017.

The balances of assets recognized from the costs to fulfill a contract with a customer classified as other assets, split between current and non-current portions, on the Partnership's balance sheet, by main category, excluding balances in the Partnership’s equity accounted joint ventures, are as follows:

	September 30, 2018	December 31, 2017
	$	$
Pre-operational costs	17,791	4,522
Offshore asset mobilization costs	55,081	57,818
Vessel repositioning costs	15,641	—
	88,513	62,340